Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense charged for short-term leases	$ 857	$ 608
Rental expense charged for low value leases	675	175
Rental expense charged for variable leases	1,730	2,089
Rent concession on lease liability	416
Future cash outflows for leases not yet commenced	$ 0	$ 9,582